SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Movement in the allowances for doubtful debts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Convenience Translation
Convenience translation at noon buying rate	6.5250	6.5250
Movement in the Allowances for Doubtful Debts
Balance at beginning of year	$ 28	¥ 177	¥ 198	¥ 18
Additional provision	116	758	168	334
Write-offs	(97)	(631)	(189)	(154)
Balance at end of year	$ 47	¥ 304	¥ 177	¥ 198